Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement
Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments at 31 December 2024 and 2023 are attributable to the following:

	31 December 2024		31 December 2023
	Assets	Liabilities	Assets	Liabilities
Held for trading	1,964,325	501,322	877,115	453,068
Derivatives used for hedge accounting	-	-	1,884,713	70,181
	1,964,325	501,322	2,761,828	523,249

	31 December 2024		31 December 2023
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1 January	since 1 January
Currency	currency	Fair value	currency	Fair value	Maturity date	ratio	2024	2023
Participating cross currency swap contracts
EUR Contracts	-	-	167,000	374,358	October 2025	01:01	-	(6,087)
EUR Contracts	-	-	38,057	35,393	April 2026	01:01	-	(277)
USD Contracts	-	-	124,186	818,486	April 2026	01:01	-	(970)
Cross currency swap contracts
RMB Contracts	-	-	81,162	447,275	April 2026	01:01	-	190,846
Interest rate swap contracts
USD Contracts	-	-	90,135	139,020	April 2026	01:01	-	-
Derivatives used for hedge accounting		-		1,814,532

	31 December 2024			31 December 2023
	Notional			Notional
	value in			value in
	original	Fair		original
Currency	currency	value	Maturity	currency	Fair value	Maturity
Cross currency swap contracts
USD Contracts	4,000	113,643	November 2025	8,000	267,255	November 2025
RMB Contracts	67,141	273,946	April 2026	19,425	102,561	April 2026
Currency forward contracts
USD Contracts	405,000	(61,287)	January-December 2025	334,900	(178,088)	March 2024
EUR Contracts	20,000	(796)	November 2025	10,000	(28,740)	January 2024
FX swap contracts
RMB Contracts	290,949	26,277	February 2025	-	-	-
EUR Contracts	10,103	(9,598)	January 2025	-	-	-
USD Contracts	-	-	-	353,972	(214,564)	February 2024
Participating cross currency swap contracts
USD Contracts	91,894	484,368	November 2025 -April 2026	18,000	104,680	November 2025
EUR Contracts	156,539	563,282	October 2025 - April 2026	40,060	362,496	April 2026
Interest rate swap contracts
USD Contracts	108,911	73,168	April 2026- April 2033	64,655	34,234	April 2026
TL Contracts	-	-	-	600,000	(25,787)	Octomber 2026
Derivatives held for trading		1,463,003			424,047

Summary of Fair Value of Financial Assets and Financial Liabilities

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts	Level 2	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date

Interest rate risk and currency risk [member]
Statement
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2024	increase	decrease	increase	decrease
Participating cross currency swap contracts	-	-	-	-
Cross currency swap contracts	-	-	-	-
Cash Flow sensitivity (net)	-	-	-	-

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2023	increase	decrease	increase	decrease
Participating cross currency swap contracts	(74,274)	18,587	802,499	826,454
Cross currency swap contracts	199,299	186,282	(11,074)	(12,539)
Cash Flow sensitivity (net)	125,025	204,869	791,425	813,915

Participating cross currency swap contracts [member]
Statement
Summary of Fair Value of Derivative Financial Instruments

Movements in the participating cross currency swap contracts for the years ended 31 December 2024 and 2023 are stated below, and participating cross currency swap contracts are transferred to Level 2 from Level 3 as of 31 December 2023.

	31 December	31 December
	2024	2023
Opening balance	-	2,727,971
Cash flow effect	-	(3,185,616)
Total gain/loss:	-	-
Gains recognized in profit or loss	-	3,285,098
Inflation adjustments	-	(1,132,040)
Transfer to Level 2	-	(1,695,413)
Closing balance	-	-